Related Party Transactions (Details) - 4C - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Total incurred for operating expenses	$ 583	$ 5,571	$ 7,721
Due from related parties		38
Due to related parties	$ 88	$ 154